UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE                     68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares		Value

	COMMON STOCKS - 69.8%
	BEVERAGES - 1.9%
90,084	SkyPeople Fruit Juice, Inc. *	$ 166,655

	BIOTECHNOLOGY - 3.2%
65,400	Cadus Corp. *	100,716
150,448	Special Diversified Opportunities, Inc. *	179,033
		279,749
	CHEMICALS - 1.5%
6,000	American Vanguard Corp.	129,900

	COMPUTERS - 5.7%
800	Apple, Inc.	429,392
374,432	Rainmaker Systems, Inc. *	78,631
		508,023
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
383,500	Aberdeen International, Inc. *	47,516
52,251	Sprott, Inc.	169,816
		217,332
	ENERGY-ALTERNATE SOURCES - 1.7%
17,000	Clean Energy Fuels Corp. *	151,980

	HOME FURNISHINGS - 1.2%
7,984	TiVo, Inc. *	105,628

	INTERNET - 2.0%
5,000	Symantec Corp.	99,850
17,050	Zynga, Inc. *	73,315
		173,165
	MINING - 2.3%
5,000	Silver Wheaton Corp.	113,500
10,000	Yamana Gold, Inc.	87,800
		201,300
	OFFICE/BUSINESS EQUIPMENT - 1.3%
10,000	Xerox Corp.	113,000

	OIL & GAS - 24.9%
16,500	Advantage Oil & Gas Ltd. *	81,345
2,000	Apache Corp.	165,900
14,000	Arsenal Energy, Inc.	82,040
4,000	Canadian Oil Sands Ltd.	83,800
199,301	Constellation Energy Partners LLC * - MLP	518,183
3,200	Devon Energy Corp.	214,176
3,000	Enerplus Corp.	60,090
3,000	EV Energy Partner LP - MLP	100,470
2,000	Noble Corp PLC	65,480
1,500	Occidental Petroleum Corp.	142,935
30,000	Pengrowth Energy Corp.	182,400
20,000	Rock Energy, Inc. *	102,400
3,700	Suncor Energy, Inc.	129,352
2,100	Texas Pacific Land Trust	271,950
		2,200,521
	REAL ESTATE INVESTMENT TRUSTS - 2.4%
8,500	Government Properties Income Trust	214,200

	SEMICONDUCTORS - 11.7%
41,000	Advanced Micro Devices, Inc. * +	164,410
19,200	GT Advanced Technologies, Inc. * +	327,360
9,000	Micron Technology, Inc. *	212,940
9,500	OmniVision Technologies, Inc. * +	168,150
250	Samsung Electronics Co., Ltd. ^ - GDR	157,250
		1,030,110
	SOFTWARE - 1.9%
897,500	DIAGNOS, Inc. *	65,054
2,500	Microsoft Corp.	102,475
		167,529
	TELECOMMUNICATIONS - 5.7%
8,000	AT&T, Inc.	280,560
10,000	Cisco Systems, Inc. +	224,100
		504,660

	TOTAL COMMON STOCKS (Cost - $5,353,803)	6,163,752

	CLOSED-END FUNDS - 17.1%
	COMMODITY FUNDS - 4.6%
8,000	Central Fund of Canada Ltd. - Cl. A	110,080
10,000	Nuveen Diversified Commodity Fund	158,800
13,000	Sprott Physical Gold Trust *	138,710
		407,590
	DEBT FUNDS - 4.8%
7,456	Aberdeen Global Income Fund, Inc.	81,121
10,555	Cohen & Steers Infrastructure Fund, Inc.	233,054
7,900	First Asset Diversified Convertible Debenture Fund	114,023
		428,198
	EQUITY FUNDS - 6.0%
17,946	BlackRock Dividend Income Trust	233,657
37,781	BlackRock Enhanced Equity Dividend Trust	299,981
		533,638
	OIL & GAS FUND - 1.7%
5,422	Tortoise MLP Fund, Inc.	144,822

	TOTAL CLOSED-END FUNDS (Cost - $1,538,719)	1,514,248

	EXCHANGE TRADED FUNDS - 5.8%
	COMMODITY FUNDS - 1.8%
3,200	iShares Silver Trust *	60,928
3,000	United States Short Oil Fund LP *	97,650
		158,578
	EQUITY FUNDS - 4.0%
11,000	ProShares Short Russell 2000 *	181,720
3,000	ProShares Short S&P 500 *	74,010
2,000	ProShares UltraShort Oil & Gas *	94,100
		349,830

	TOTAL EXCHANGE TRADED FUNDS (Cost - $560,771)	508,408

Contracts **		Value
	PURCHASED OPTIONS - 0.3%
	PURCHASED PUT OPTIONS - 0.3%
15	Amazon.com, Inc., January 2015, Put @ 195	3,743
10	Facebook, Inc., January 2015, Put @ 50	4,660
6	LinkedIn Corp., January 2015, Put @ 170	11,745
4	Netflix, Inc., January 2015, Put @ 200	2,580
3	Tesla Motors, Inc., January 2015, Put @ 135	3,300
	TOTAL PURCHASED PUT OPTIONS (Cost - $52,752)	26,028

	TOTAL INVESTMENTS - 93.0% (Cost - $7,506,045) (a)	$ 8,212,436
	OTHER ASSETS AND LIABILITIES - NET - 7.0%	613,481
	TOTAL NET ASSETS - 100.0%	$ 8,825,917

* Non-Income producing security.

^ 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2014 securities amounted to $157,250 or 1.8% of net assets

+ All or part of these securities were held as collateral for written call options as of March 31, 2014.
MLP - Master Limited Partnership
GDR - Global Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including call options written, is $7,691,796 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,295,864
	Unrealized depreciation	(787,092)
	Net unrealized appreciation	$ 508,772

Contracts ***
		Value
	CALL OPTIONS WRITTEN
50	Advanced Micro Devices, Inc., April 2014, Call @ 4	1,000
50	Cisco Systems, Inc., January 2015, Call @ 25	3,100
40	GT Technologies, Inc., January 2015, Call @ 30	6,800
30	Omnivision Technologies, April 2014, Call @ 20	450
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $11,868) (a)	$ 11,350

** Each put option contract allows the holder of the option to sell 100 shares of the underlying security.
*** Each call option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,163,752	$ -	$ -	$ 6,163,752
Closed End Funds	1,514,248	-	-	1,514,248
Exchange Traded Funds	508,408	-	-	508,408
Options Purchased	26,028	-	-	26,028
Total	$ 8,212,436	$ -	$ -	$ 8,212,436
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 11,350	$ -	$ -	$ 11,350
Total	$ 11,350	$ -	$ -	$ 11,350
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

When the Fund writes an option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/27/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/27/2014